Finance income and finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income and finance costs
Foreign exchange gain	$ 22,162	$ 4,736	$ 2,199
Interest and similar income	258	884	2,232
Interest income from financial assets at fair value through OCI	2,344	0	0
Finance income	24,764	5,620	4,431
Foreign exchange loss	7,485	14,440	1,415
Interest and similar expense	1,606	1,583	1,469
Fair value loss on financial assets	998	0	0
Impairment loss on financial assets at fair value through OCI	88	0	0
Other charges	154
Finance costs	$ 10,331	$ 16,023	$ 2,884